SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 d
Statement [Line Items]
Summary Of Significant Accounting Policies 1	99.00%
Summary Of Significant Accounting Policies 2	99.00%
Summary Of Significant Accounting Policies 3	30
Summary Of Significant Accounting Policies 4	12